Note 9 - Net Income Per Share (Details Textual)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Statement Line Items [Line Items]
Number of ordinary shares per share of ADS (in shares)	2
Number of shares authorised (in shares)	500,000,000
Number of shares outstanding at end of period (in shares)	230,291,732
Par value per share (in dollars per share) | $ / shares	$ 0.0001
ADS [member]
Statement Line Items [Line Items]
Number of instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	2,766,525
Number of shares outstanding at end of period (in shares)	115,145,866